STOCKHOLDERS' EQUITY - Narrative (Details)									3 Months Ended												9 Months Ended		12 Months Ended
		Jun. 14, 2024 $ / shares	May 11, 2023 USD ($) $ / shares shares	Oct. 14, 2022 $ / shares	Apr. 26, 2022 USD ($)	Apr. 22, 2022 $ / shares shares	Jul. 02, 2021 USD ($)	Feb. 05, 2021 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2024 USD ($) shares		Mar. 31, 2024 USD ($) shares		Sep. 30, 2023 USD ($) shares		Jun. 30, 2023 USD ($) shares		Mar. 31, 2023 USD ($) shares		Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares		May 31, 2023 $ / shares	Apr. 30, 2022 $ / shares	Dec. 31, 2020 $ / shares
Class of Stock [Line Items]
Conversion ratio		0.125		0.04
Preferred stock, par value (usd per share)									$ 0.0001												$ 0.0001		$ 0.0001		$ 0.0001
Shares issued, value | $									$ 1,461,342		$ 65,080		$ 38		$ 59		$ 6,608,790		$ 311,681				$ 6,920,529		$ 1,984,876
Common stock, par value (usd per share)		$ 0.0001		$ 0.0001					$ 0.0001												$ 0.0001		$ 0.0001		$ 0.0001
Warrants outstanding (in shares) | shares									1,015,385						1,355,600						1,015,385	1,355,600			74,689
Common Stock issued for in-process research and development technology | $																									$ 487,900
Exercise price (in dollar per share)																													$ 236.40
Warrants and rights outstanding, term																												5 years 6 months	5 years
Warrants and rights exercisable, term																												6 months
Warrants exercised (in shares) | shares																							0		0
Pre-Funded Warrant
Class of Stock [Line Items]
Warrants outstanding (in shares) | shares									0						340,000						0	340,000	1,355,598		340,000
Exercise price (in dollar per share)									$ 0.0008												$ 0.0008						$ 0.0001
Series A-1 Warrants
Class of Stock [Line Items]
Exercise price (in dollar per share)									$ 11.20												$ 11.20						$ 11.20
Warrants and rights outstanding, term									5 years 6 months												5 years 6 months						5 years 6 months
Series A-2 Warrants
Class of Stock [Line Items]
Warrants and rights outstanding, term																											18 months
H.C Wainwright & Co., LLC Warrants
Class of Stock [Line Items]
Number of shares called by warrants (in shares) | shares									31,818												31,818		31,818
Exercise price (in dollar per share)									$ 16.50												$ 16.50		$ 16.50
Warrants and rights outstanding, term									5 years 6 months												5 years 6 months		5 years 6 months
Warrants exercised (in shares) | shares																									0
Maximum
Class of Stock [Line Items]
Exercise price (in dollar per share)																													$ 230
Maximum | Inducement Warrants
Class of Stock [Line Items]
Exercise price (in dollar per share)																													$ 236.40
Private Placement
Class of Stock [Line Items]
Issuance of equity securities, net (in shares) | shares			41,250
Common stock, par value (usd per share)			$ 0.0001
Proceeds from issuance or sale of equity | $			$ 6,000,000
Private Placement | Pre-Funded Warrant
Class of Stock [Line Items]
Warrants outstanding (in shares) | shares			413,296
Private Placement | Series A-1 Warrants
Class of Stock [Line Items]
Number of shares called by warrants (in shares) | shares			454,546
Private Placement | Series A-2 Warrants
Class of Stock [Line Items]
Number of shares called by warrants (in shares) | shares			454,546
Private Placement | Share And Accompanying Common Stock Warrants
Class of Stock [Line Items]
Class of warrant or right purchase price per warrant or right (in dollar per share)			$ 13.2
Private Placement | Pre-Funded Warrant And Accompanying Common Stock Warrants
Class of Stock [Line Items]
Class of warrant or right purchase price per warrant or right (in dollar per share)			$ 13.1992
Purchase Agreement
Class of Stock [Line Items]
Issuance of equity securities, net (in shares) | shares			41,250
Common stock, par value (usd per share)			$ 0.0001
Proceeds from issuance or sale of equity | $			$ 6,000,000
Proceeds | $					$ 2,300,000
Purchase Agreement | Pre-Funded Warrant
Class of Stock [Line Items]
Warrants outstanding (in shares) | shares			413,296
Purchase Agreement | Series A-1 Warrants
Class of Stock [Line Items]
Number of shares called by warrants (in shares) | shares			454,546
Purchase Agreement | Series A-2 Warrants
Class of Stock [Line Items]
Number of shares called by warrants (in shares) | shares			454,546
Purchase Agreement | Share And Accompanying Common Stock Warrants
Class of Stock [Line Items]
Class of warrant or right purchase price per warrant or right (in dollar per share)			$ 13.20
Purchase Agreement | Pre-Funded Warrant And Accompanying Common Stock Warrants
Class of Stock [Line Items]
Class of warrant or right purchase price per warrant or right (in dollar per share)			$ 13.1992
Common Stock (1)
Class of Stock [Line Items]
Shares issued, value | $									$ 80	[1]	$ 10	[1]	$ 5	[1]	$ 7	[1]	$ 11	[1]	$ 2	[1]			$ 20	[2]	$ 5	[2]
Issuance of equity securities, net (in shares) | shares									799,980	[1]	101,873	[1]	47,000	[1]	73,296	[1]	110,472	[1]	17,812	[1]			201,580	[2]	46,697	[2]
Common stock, par value (usd per share)						$ 0.0001
Common stock issued for in-process research and development technology (in shares) | shares	[2]																								5,000
Common Stock (1) | Pre-Funded Warrant
Class of Stock [Line Items]
Issuance of equity securities, net (in shares) | shares																					340,000	73,296	73,296
Common Stock (1) | ATM
Class of Stock [Line Items]
Shares issued, value | $							$ 25,000,000	$ 6,300,000													$ 1,700,000	$ 1,700,000	$ 1,700,000
Issuance of equity securities, net (in shares) | shares																					608,949	87,034	87,034
Common Stock (1) | Purchase Agreement
Class of Stock [Line Items]
Price per share (in dollar per share)						$ 50
Warrant
Class of Stock [Line Items]
Exercise price (in dollar per share)																												$ 67.98
Warrant | Purchase Agreement
Class of Stock [Line Items]
Number of shares issued (in shares) | shares						35,023
Sale of stock, percentage of share In transaction						75.00%
Exercise price (in dollar per share)						$ 67.98
Warrant | Securities Purchase Agreement
Class of Stock [Line Items]
Exercise price (in dollar per share)																												$ 67.98

[1]	Share and per share amounts have been restated to reflect the 1-for-8 reverse stock split effected in June 14, 2024 on retroactive basis for all periods presented.
[2]	Share and per share amounts have been recast to reflect the 1-for-8 reverse stock split effected in June 14, 2024 on retroactive basis for all periods presented.